Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and Address of Issuer:

 	Greenspring Fund, Incorporated
     	2330 West Joppa Road, Suite 110
     	Lutherville, MD 21093

2.  	Name of each series or class of funds for which this notice is filed:

      Greenspring Fund, Incorporated

3.  	Investment Company Act File Number: 811-3627

     	Securities Act File Number: 2-81956

4.  	Last day of fiscal year for which this notice is filed:

     	December 31, 2002

5.  	Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]


6.  	Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6)

7. 	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     	None

8.  	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     	None

9.  	Number and aggregate sale price of securities sold during the fiscal year:

     	$10,145,904.50 ($.01 par value)

10.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     	$10,145,904.50 ($.01 par value)

11.	Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     	$2,730,293.99

12.  	Calculation of registration fee:

(i)       Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2(from Item 10):             10,145,904.50
(ii)      Aggregate price of shares issued in
          connection with dividend
          reinvestment plans (from Item 11,if
          applicable):                                       2,730,293.99
(iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable)                                       (5,975,902.03)
(iv)      Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to 24e-2
          (if applicable):                                           0.00
(v)       Net aggregate price of securities sold
          and issued during the fiscal year in reliance
          on rule 24f-2 ((i) + (ii) - (iii) + (iv))
          (if applicable):                                  $6,900,296.46
(vi)      Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other applicable
          law or regulation (see Instruction C.6):                .000092
(vii)     Fee due ((v) * (vi))                                     634.83


 13.	Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 12, 2003

Signature:  Michael T. Godack, Sr. Vice President



Date:         February 13, 2003